SHAREHOLDERS' EQUITY (Details) (USD $)	May 31, 2014	Aug. 31, 2013
Stock Options outstanding	4,935,000	3,875,000
Weighted Average Exercise Price		$ 1.14
Stock Options available for issuance		3,125,000
2008 Stock Option Plan
Stock Options outstanding		3,875,000
Weighted Average Exercise Price		$ 1.14
Stock Options available for issuance		3,125,000
Equity Compensation Plans not Approved by Stockholders
Stock Options outstanding		0
Stock Options available for issuance		0